Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Nonvested Restricted Stock Shares Activity [Table Text Block]
A summary of activity for restricted stock awards during the years ended December 31, 2015 and 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2015:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and nonvested, March 20, 2013	—	$—
Granted	405,156	115.97
Vested	—	—
Outstanding and nonvested, December 31, 2013	405,156	115.97
Granted	179,014	111.71
Vested	(2,499)	116.40
Outstanding and nonvested, December 31, 2014	581,671	114.66
Granted	804,035	20.03
Vested	(137,543)	115.90
Outstanding and nonvested, December 31, 2015	1,248,163	$53.56